Warrant Liability - Summary of Fair Value of Warrant Liabilities (Details)	Jun. 28, 2021 $ / shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Mar. 17, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 10, 2020 $ / shares	Jul. 10, 2020 $ / shares
Class of Warrant or Right [Line Items]
Exercise Price | (per share)	$ 0.39	$ 1.22	$ 1.4	$ 1.29	$ 1.18	$ 1.27	$ 1.32	$ 1.09	$ 1.24	$ 1.05	$ 0.49	$ 0.5	$ 0.39
Warrant expiration date	May 04, 2023
Stock price	$ 2.03
Remaining term (years)	1 year 10 months 6 days
Interest Rate (Annual)
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.0022	(0.006)			(0.006)
Volatility (Annual)
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.747	1.43			1.43
Annualized Dividend Yield
Class of Warrant or Right [Line Items]
Warrants, measurement input	0